August 4, 2026

Office of Registration

Securities and Exchange Commission

100 F Street N.E.

Washington, DC 20549

RE:	Pear Tree Funds (the “Trust”)
(File Nos. 022-84904; 811-03790; 333-102055)
CIK No. 0000722885

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of prospectus relating to the offering of Ordinary Shares Class, Institutional Shares Class and R6 Shares Class prospectus and the statement of additional information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 87 to the Trust’s registration statement on Form N-1A filed electronically (Accession No. 0001999371-26-016573) on July 31, 2026 effective August 1, 2026.

Comments or questions concerning this certification may be directed to me at 781-676-5965.

Sincerely,

Pear Tree Funds

By:	/s/ Deborah Kessinger
Deborah Kessinger
Assistant Clerk

55 Old Bedford Road, Lincoln, MA 01773 ■ 800-326-2151 ■ fax 781-259-1166 ■ www.peartreefunds.com

Distributed by U.S. Boston Capital Corporation, Member FINRA/SIPC